Calvert
Green Bond Fund
December 31, 2021
Schedule of Investments (Unaudited)

Asset-Backed Securities — 11.8%

Security	Principal Amount (000's omitted)	Value
GoodLeap Sustainable Home Solutions Trust:
Series 2021-4GS, Class A, 1.93%, 7/20/48(1)	$1,894	$ 1,857,437
Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	1,680	1,679,794
Helios Issuer, LLC, Series 2020-AA, Class A, 2.98%, 6/20/47(1)	6,879	7,050,234
Loanpal Solar Loan, Ltd., Series 2020-1GS, Class C, 2.00%, 6/20/47(1)	5,000	4,588,276
Mosaic Solar Loan Trust:
Series 2018-1A, Class A, 4.01%, 6/22/43(1)	660	697,356
Series 2018-1A, Class B, 2.00%, 6/22/43(1)	2,184	2,128,447
Series 2019-1A, Class A, 4.37%, 12/21/43(1)	966	1,035,689
Series 2019-2A, Class A, 2.88%, 9/20/40(1)	3,177	3,276,381
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	3,308	3,377,807
Series 2019-2A, Class C, 4.35%, 9/20/40(1)	522	522,856
Series 2020-1A, Class A, 2.10%, 4/20/46(1)	1,449	1,456,793
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	1,666	1,722,682
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	2,062	2,061,106
Series 2021-1A, Class A, 1.51%, 12/20/46(1)	2,402	2,336,738
Series 2021-1A, Class B, 2.05%, 12/20/46(1)	1,153	1,141,853
Series 2021-1A, Class C, 2.25%, 12/20/46(1)	1,000	998,178
Series 2021-2A, Class A, 1.64%, 4/22/47(1)	2,610	2,541,325
Mosaic Solar Loans LLC:
Series 2017-1A, Class A, 4.45%, 6/20/42(1)	492	515,354
Series 2017-2A, Class A, 3.82%, 6/22/43(1)	55	57,513
Series 2017-2A, Class C, 2.00%, 6/22/43(1)	770	768,739
SolarCity LMC Series I, LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)	133	132,617
Sunnova Helios II Issuer, LLC:
Series 2019-AA, Class C, 5.32%, 6/20/46(1)	1,261	1,311,459
Series 2021-A, Class A, 1.80%, 2/20/48(1)	2,802	2,763,151
Series 2021-A, Class B, 3.15%, 2/20/48(1)	5,143	5,048,935
Series 2021-B, Class B, 2.01%, 7/20/48(1)	3,671	3,590,683
Sunnova Sol II Issuer, LLC:
Series 2020-2A, Class A, 2.73%, 11/1/55(1)	1,960	1,965,271
Series 2020-2A, Class B, 5.47%, 11/1/55(1)	7,464	7,653,911
Sunnova Sol Issuer, LLC, Series 2020-1A, Class A, 3.35%, 2/1/55(1)	2,857	2,941,615
Sunrun Atlas Issuer, LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)	2,400	2,518,024
Sunrun Callisto Issuer, LLC, Series 2015-1A, Class B, 5.38%, 7/20/45(1)	743	733,913
Sunrun Demeter Issuer, LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)	8,300	8,267,929
Sunrun Vulcan Issuer, LLC, Series 2021-1A, Class A, 2.46%, 1/30/52(1)	5,367	5,319,711
Security	Principal Amount (000's omitted)	Value
Sunrun Xanadu Issuer, LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	$2,001	$ 2,111,783
TES, LLC, Series 2017-1A, Class A, 4.33%, 10/20/47(1)	2,475	2,592,628
Tesla Auto Lease Trust:
Series 2019-A, Class A4, 2.20%, 11/21/22(1)	1,570	1,582,844
Series 2019-A, Class B, 2.41%, 12/20/22(1)	3,270	3,305,683
Series 2019-A, Class E, 5.48%, 5/22/23(1)	1,545	1,589,241
Series 2020-A, Class A3, 0.68%, 12/20/23(1)	4,500	4,502,074
Series 2020-A, Class C, 1.68%, 2/20/24(1)	2,000	2,014,174
Series 2020-A, Class D, 2.33%, 2/20/24(1)	1,695	1,717,492
Series 2020-A, Class E, 4.64%, 8/20/24(1)	973	1,004,291
Series 2021-A, Class B, 1.02%, 3/20/25(1)	1,700	1,694,093
Series 2021-A, Class D, 1.34%, 3/20/25(1)	3,500	3,478,571
Vivint Solar Financing V, LLC, Series 2018-1A, Class A, 4.73%, 4/30/48(1)	1,413	1,508,539
Vivint Solar Financing VII, LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	5,174	5,085,121
Total Asset-Backed Securities (identified cost $113,761,004)		$114,248,311

Commercial Mortgage-Backed Securities — 5.4%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates:
Series KG02, Class A2, 2.412%, 8/25/29	$4,050	$ 4,227,489
Series KG03, Class A2, 1.297%, 6/25/30(2)	1,360	1,311,189
Series KG04, Class A1, 0.845%, 6/25/30	3,767	3,615,109
Federal National Mortgage Association:
Series 2017-M13, Class A2, 2.926%, 9/25/27(2)	3,661	3,912,819
Series 2018-M4, Class A2, 3.059%, 3/25/28(2)	3,443	3,732,374
Series 2018-M13, Class A2, 3.709%, 9/25/30(2)	3,780	4,334,269
Series 2019-M1, Class A2, 3.552%, 9/25/28(2)	3,974	4,434,299
Series 2019-M22, Class A2, 2.522%, 8/25/29	7,172	7,557,795
Series 2020-M1, Class A2, 2.444%, 10/25/29	7,842	8,263,441
Series 2020-M20, Class A2, 1.435%, 10/25/29	4,250	4,157,772
SLG Office Trust, Series 2021-OVA, Class A, 2.585%, 7/15/41(1)	7,179	7,364,680
Total Commercial Mortgage-Backed Securities (identified cost $51,472,427)		$52,911,236

Calvert
Green Bond Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Corporate Bonds — 58.3%

Security	Principal Amount (000's omitted)*		Value
Communications — 1.2%
Verizon Communications, Inc.:
1.50%, 9/18/30		9,234	$ 8,673,556
2.85%, 9/3/41		3,000	2,965,453
			$ 11,639,009
Consumer, Cyclical — 1.2%
Aptiv PLC, 5.40%, 3/15/49		1,500	$ 1,991,691
Ford Motor Co., 3.25%, 2/12/32		7,121	7,306,146
Walmart, Inc., 1.80%, 9/22/31		2,982	2,955,453
			$12,253,290
Consumer, Non-cyclical — 2.6%
Coca-Cola Femsa SAB de CV, 1.85%, 9/1/32		3,470	$3,275,107
Conservation Fund (The), Green Bonds, 3.474%, 12/15/29		2,345	2,477,476
Kaiser Foundation Hospitals, 3.15%, 5/1/27		1,208	1,287,057
Koninklijke Philips NV, 0.50%, 5/22/26(3)	EUR	11,650	13,490,062
PepsiCo, Inc., 2.875%, 10/15/49		4,815	5,062,749
			$25,592,451
Energy — 2.3%
Hanwha Energy USA Holdings Corp., 2.375%, 7/30/22(1)		2,500	$2,520,543
TerraForm Power Operating, LLC:
4.75%, 1/15/30(1)		18,294	19,206,505
5.00%, 1/31/28(1)		867	919,562
			$22,646,610
Financial — 22.4%
Alexandria Real Estate Equities, Inc., 2.00%, 5/18/32		6,900	$6,597,654
Bank Hapoalim BM, 3.255% to 1/21/27, 1/21/32(1)(3)(4)		6,600	6,567,000
Bank of America Corp., 2.456% to 10/22/24, 10/22/25(4)		25,825	26,540,888
Bank of Nova Scotia (The), 2.375%, 1/18/23		1,408	1,432,508
BNP Paribas S.A.:
0.375% to 10/14/26, 10/14/27(3)(4)	EUR	7,500	8,485,457
1.675% to 6/30/26, 6/30/27(1)(4)		3,000	2,951,089
Boston Properties, L.P.:
2.45%, 10/1/33(5)		10,333	10,019,683
3.40%, 6/21/29		4,950	5,259,178
Canadian Imperial Bank of Commerce, 0.95%, 10/23/25		4,770	4,673,985
Citigroup, Inc., 1.678% to 5/15/23, 5/15/24(4)		8,575	8,672,847
Commonwealth Bank of Australia, 3.25%, 3/31/22	AUD	2,020	1,480,275
Cooperatieve Rabobank UA, 1.106% to 2/24/26, 2/24/27(1)(4)		7,021	6,815,179
DBS Group Holdings Ltd., 0.744%, (3 mo. USD LIBOR + 0.62%), 7/25/22(1)(6)		3,640	3,649,213
Security	Principal Amount (000's omitted)*		Value
Financial (continued)
Digital Dutch Finco BV, 1.50%, 3/15/30(3)	EUR	6,300	$ 7,449,279
Digital Euro Finco LLC, 2.50%, 1/16/26(3)	EUR	8,700	10,702,929
Equinix, Inc., 2.50%, 5/15/31		8,700	8,703,531
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)		12,396	12,536,571
3.75%, 9/15/30(1)		6,592	6,584,980
6.00%, 4/15/25(1)		76	79,116
ING Groep NV:
1.40% to 7/1/25, 7/1/26(1)(4)		6,632	6,567,266
4.625%, 1/6/26(1)		2,675	2,974,983
JPMorgan Chase & Co., 0.653% to 9/16/23, 9/16/24(4)		6,862	6,832,491
Kimco Realty Corp., 2.70%, 10/1/30		3,000	3,048,264
Metropolitan Life Global Funding I, 0.95%, 7/2/25(1)		5,720	5,643,323
Mitsubishi UFJ Financial Group, Inc., 2.527%, 9/13/23(7)		1,100	1,128,998
National Australia Bank, Ltd., 3.625%, 6/20/23		3,243	3,377,059
PNC Financial Services Group, Inc. (The), 2.20%, 11/1/24		8,027	8,246,811
Prologis Euro Finance, LLC, 0.375%, 2/6/28	EUR	6,700	7,601,280
Prologis, L.P., 1.25%, 10/15/30		3,727	3,470,217
Prudential Financial, Inc., 1.50%, 3/10/26		3,431	3,435,968
Regency Centers, L.P., 3.75%, 6/15/24		2,500	2,635,074
Royal Bank of Canada, 0.25%, 5/2/24(3)(5)	EUR	8,600	9,866,586
Sumitomo Mitsui Financial Group, Inc., 0.508%, 1/12/24		3,000	2,967,085
Vornado Realty L.P., 2.15%, 6/1/26		4,500	4,501,209
Welltower, Inc., 2.70%, 2/15/27		5,380	5,608,981
			$217,106,957
Government - Multinational — 5.8%
Asian Development Bank:
2.125%, 3/19/25		750	$775,023
2.375%, 8/10/27		750	788,421
3.125%, 9/26/28(5)		800	895,885
European Bank for Reconstruction & Development:
1.50%, 2/13/25		3,045	3,084,020
1.625%, 9/27/24		2,635	2,680,563
European Investment Bank:
1.00%, 11/14/42(3)	EUR	3,400	4,271,082
1.625%, 5/13/31		5,960	6,003,752
2.375%, 5/24/27		8,671	9,110,648
2.50%, 10/15/24(5)		6,200	6,460,556
2.875%, 6/13/25(1)		8,202	8,687,712
3.30%, 2/3/28	AUD	1,300	1,020,838
International Bank for Reconstruction & Development:
0.625%, 11/22/27	EUR	3,550	4,204,788
2.125%, 3/3/25		2,000	2,068,580
3.125%, 11/20/25		4,150	4,443,750

Calvert
Green Bond Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Government - Multinational (continued)
International Finance Corp., 2.125%, 4/7/26		1,547	$ 1,605,721
			$ 56,101,339
Government - Regional — 0.5%
Kommuninvest I Sverige AB, 0.375%, 6/19/24(1)		4,785	$ 4,717,993
			$ 4,717,993
Industrial — 2.6%
Johnson Controls International plc/Tyco Fire & Security Finance SCA, 1.75%, 9/15/30		6,950	$ 6,659,793
Owens Corning, 3.95%, 8/15/29		11,882	13,030,685
Xylem, Inc.:
1.95%, 1/30/28		3,400	3,364,382
2.25%, 1/30/31		1,821	1,806,976
			$24,861,836
Technology — 4.7%
Apple, Inc., 0.50%, 11/15/31	EUR	22,438	$25,657,187
Micron Technology, Inc., 2.703%, 4/15/32		3,840	3,850,982
NXP B.V./NXP Funding, LLC NXP USA, Inc.:
2.50%, 5/11/31(1)		5,000	5,017,600
3.40%, 5/1/30(1)		2,861	3,052,377
SK Hynix, Inc., 2.375%, 1/19/31(1)		8,000	7,708,620
			$45,286,766
Utilities — 15.0%
AES Corp. (The), 2.45%, 1/15/31		18,302	$17,850,725
Avangrid, Inc.:
3.15%, 12/1/24		3,029	3,173,176
3.80%, 6/1/29		8,600	9,359,377
Brookfield Renewable Partners ULC, 3.33%, 8/13/50	CAD	4,000	3,116,550
Clearway Energy Operating, LLC:
3.75%, 1/15/32(1)		5,463	5,429,867
4.75%, 3/15/28(1)		4,300	4,526,696
Consolidated Edison Co. of New York, Inc.:
3.35%, 4/1/30		4,083	4,395,731
3.60%, 6/15/61		3,000	3,175,205
Enel Finance International NV:
1.00%, 9/16/24(3)	EUR	4,250	4,966,668
1.125%, 9/16/26(3)	EUR	6,100	7,201,821
1.375%, 7/12/26(1)		3,197	3,116,535
Liberty Utilities Finance GP 1, 2.05%, 9/15/30(1)		12,994	12,403,431
MidAmerican Energy Co.:
3.15%, 4/15/50		1,600	1,679,300
3.65%, 8/1/48		4,490	5,059,576
Security	Principal Amount (000's omitted)*	Value
Utilities (continued)
MidAmerican Energy Co.: (continued)
4.25%, 7/15/49	2,890	$ 3,575,039
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	9,715	9,620,040
NextEra Energy Operating Partners, L.P.:
4.25%, 9/15/24(1)	257	266,892
4.50%, 9/15/27(1)	10,214	11,041,334
Niagara Mohawk Power Corp., 1.96%, 6/27/30(1)	3,782	3,618,006
Northern States Power Co., 2.60%, 6/1/51	6,100	5,836,644
NSTAR Electric Co., 3.25%, 5/15/29	4,000	4,287,676
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	9,916	10,303,319
Public Service Co. of Colorado:
3.20%, 3/1/50	5,000	5,227,081
4.10%, 6/15/48	1,000	1,200,641
Terraform Global Operating, LLC, 6.125%, 3/1/26(1)	1,595	1,631,127
Tucson Electric Power Co., 1.50%, 8/1/30	3,300	3,086,641
		$145,149,098
Total Corporate Bonds (identified cost $564,222,013)		$565,355,349

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(8)(9)	$1,700	$ 1,664,402
Total High Social Impact Investments (identified cost $1,700,000)		$ 1,664,402

Preferred Stocks — 1.6%

Security	Shares	Value
Electric Utilities — 0.9%
Brookfield BRP Holdings Canada, Inc., 4.625%	353,000	$ 8,644,970
		$ 8,644,970
Real Estate Management & Development — 0.7%
Brookfield Property Partners, L.P.:
Series A, 5.75%	92,000	$ 2,167,520
Series A2, 6.375%	169,100	4,339,106
		$ 6,506,626
Total Preferred Stocks (identified cost $15,400,394)		$ 15,151,596

Calvert
Green Bond Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Senior Floating-Rate Loans — 0.8%(10)

Borrower/Description	Principal Amount (000's omitted)	Value
Industrial Equipment — 0.8%
EWT Holdings III Corp., Term Loan, 2.625%, (1 mo. USD LIBOR + 2.50%), 4/1/28	$7,801	$ 7,752,519
Total Senior Floating-Rate Loans (identified cost $7,779,035)		$ 7,752,519

Sovereign Government Bonds — 12.4%

Security	Principal Amount (000's omitted)*		Value
Canada — 1.1%
Province of Ontario Canada:
1.95%, 1/27/23	CAD	3,200	$ 2,561,821
2.65%, 2/5/25	CAD	5,000	4,105,024
South Coast British Columbia Transportation Authority, 2.65%, 10/29/50	CAD	5,490	4,336,577
			$ 11,003,422
Chile — 0.2%
Chile Government International Bond, 2.55%, 1/27/32		1,500	$ 1,500,000
			$ 1,500,000
Finland — 0.4%
Kuntarahoitus Oyj, 0.05%, 9/6/29(3)	EUR	3,750	$4,257,368
			$4,257,368
France — 5.3%
French Republic Government Bond OAT:
0.50%, 6/25/44(1)(3)	EUR	8,000	$8,705,695
1.75%, 6/25/39(1)(3)	EUR	30,790	42,369,206
			$51,074,901
Germany — 1.3%
Kreditanstalt fuer Wiederaufbau:
0.75%, 9/30/30		3,034	$2,836,732
1.00%, 10/1/26		4,023	3,968,462
1.75%, 9/14/29		2,200	2,239,530
2.00%, 9/29/22		3,965	4,011,882
			$13,056,606
Italy — 1.5%
Italy Buoni Poliennali Del Tesoro, 1.50%, 4/30/45(1)(3)	EUR	13,400	$14,340,392
			$14,340,392
Security	Principal Amount (000's omitted)*		Value
Netherlands — 1.6%
Nederlandse Waterschapsbank NV:
1.00%, 5/28/30(1)		2,400	$ 2,288,486
2.375%, 3/24/26(1)		4,866	5,093,381
Netherlands Government Bond, 0.50%, 1/15/40(1)(3)	EUR	6,400	7,766,400
			$ 15,148,267
Norway — 0.3%
Kommunalbanken AS, 2.125%, 2/11/25(1)		3,000	$ 3,095,520
			$ 3,095,520
Sweden — 0.7%
Sweden Government International Bond, 0.125%, 9/9/30(1)	SEK	61,500	$6,782,410
			$6,782,410
Total Sovereign Government Bonds (identified cost $124,807,966)			$120,258,886

Taxable Municipal Obligations — 2.8%

Security	Principal Amount (000's omitted)	Value
General Obligations — 1.0%
Massachusetts, Green Bonds, 3.277%, 6/1/46	$8,240	$ 9,042,741
		$ 9,042,741
Water and Sewer — 1.8%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$1,665	$ 2,508,939
Massachusetts Water Pollution Abatement Trust, 5.192%, 8/1/40(11)	150	174,955
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	620	629,678
Green Bonds, 2.184%, 9/1/31	500	506,800
Green Bonds, 2.264%, 9/1/32	445	450,278
Green Bonds, 2.344%, 9/1/33	1,445	1,456,199
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.882%, 6/15/44(11)	605	924,827
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 3.303%, 11/1/39	10,705	11,075,393
		$17,727,069
Total Taxable Municipal Obligations (identified cost $24,907,321)		$26,769,810

Calvert
Green Bond Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

U.S. Government Agencies and Instrumentalities — 1.1%

Security	Principal Amount (000's omitted)	Value
U.S. International Development Finance Corp.:
1.79%, 10/15/29	$3,959	$ 4,016,350
2.36%, 10/15/29	2,565	2,661,665
3.16%, 6/1/33	164	178,424
3.22%, 9/15/29	638	683,258
3.52%, 9/20/32	2,917	3,198,606
Total U.S. Government Agencies and Instrumentalities (identified cost $10,242,907)		$ 10,738,303

U.S. Government Agency Mortgage-Backed Securities — 0.4%

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association:
Pool #AN1879, 2.65%, 6/1/26	$1,804	$ 1,881,212
Pool #AN1909, 2.68%, 7/1/26	1,985	2,074,830
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $3,835,420)		$ 3,956,042

Short-Term Investments — 6.2%
Affiliated Fund — 5.1%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.06%(12)	49,375,752	$ 49,375,752
Total Affiliated Fund (identified cost $49,372,364)		$ 49,375,752
Securities Lending Collateral — 1.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(13)	10,374,056	$ 10,374,056
Total Securities Lending Collateral (identified cost $10,374,056)		$ 10,374,056
Total Short-Term Investments (identified cost $59,746,420)		$ 59,749,808
Total Investments — 101.0% (identified cost $977,874,907)		$978,556,262
Other Assets, Less Liabilities — (1.0)%		$ (9,691,390)
Net Assets — 100.0%		$968,864,872

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2021, the aggregate value of these securities is $370,591,320 or 38.3% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2021.
(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At December 31, 2021, the aggregate value of these securities is $150,439,945 or 15.6% of the Fund's net assets.
(4)	Security converts to variable rate after the indicated fixed-rate coupon period.
(5)	All or a portion of this security was on loan at December 31, 2021. The aggregate market value of securities on loan at December 31, 2021 was $10,139,773 and the total market value of the collateral received by the Fund was $10,374,056, comprised of cash.
(6)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2021.
(7)	Represents an investment in an issuer that may be deemed to be an affiliate.
(8)	May be deemed to be an affiliated company.
(9)	Restricted security. Total market value of restricted securities amounts to $1,664,402, which represents 0.2% of the net assets of the Fund as of December 31, 2021.
(10)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(11)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(12)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2021.
(13)	Represents investment of cash collateral received in connection with securities lending.

Calvert
Green Bond Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Country Allocation (% of Total Investments)
United States	68.1%
France	6.4
Netherlands	5.7
Canada	4.0
Luxembourg	3.6
Other (less than 3.0% each)	12.2
Total	100.0%
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,571,912	AUD	3,609,626	State Street Bank and Trust Company	2/28/22	$ —	$(54,607)
USD	13,688,981	CAD	17,471,087	State Street Bank and Trust Company	2/28/22	—	(121,524)
USD	181,094,306	EUR	160,206,842	State Street Bank and Trust Company	2/28/22	—	(1,502,266)
USD	6,797,882	SEK	61,714,020	State Street Bank and Trust Company	2/28/22	—	(34,692)
						$ —	$(1,713,089)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	679	Long	3/31/22	$148,138,704	$(104,633)
U.S. 5-Year Treasury Note	135	Long	3/31/22	16,331,836	67,268
U.S. 10-Year Treasury Note	156	Long	3/22/22	20,353,125	198,373
U.S. Long Treasury Bond	(143)	Short	3/22/22	(22,942,563)	(241,580)
U.S. Ultra 10-Year Treasury Note	(695)	Short	3/22/22	(101,774,062)	(1,461,743)
U.S. Ultra-Long Treasury Bond	(70)	Short	3/22/22	(13,798,750)	(319,471)
					$(1,861,786)
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$1,700,000

Abbreviations:
LIBOR	– London Interbank Offered Rate

Calvert
Green Bond Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Currency Abbreviations:
AUD	– Australian Dollar
CAD	– Canadian Dollar
EUR	– Euro
SEK	– Swedish Krona
USD	– United States Dollar
At December 31, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the fiscal year to date ended December 31, 2021, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.
Interest Rate Risk: During the fiscal year to date ended December 31, 2021, the Fund used futures contracts to hedge interest rate risk and to manage duration.
The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At December 31, 2021, the value of the Fund's investment in Calvert Impact Capital, Inc. (the Notes) and affiliated issuers and funds was $52,169,152, which represents 5.4% of the Fund's net assets. Transactions in the Notes and affiliated issuers and funds by the Fund for the fiscal year to date ended December 31, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
Corporate Bonds
Mitsubishi UFJ Financial Group, Inc., 2.527%, 9/13/23	$ 1,144,169	$ —	$ —	$ —	$(15,171)	$ 1,128,998	$ 6,949	$ 1,100,000
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	1,670,811	—	—	—	(6,409)	1,664,402	6,375	1,700,000
Short-Term Investments
Calvert Cash Reserves Fund, LLC	35,218,651	103,717,069	(89,558,042)	(1,793)	(133)	49,375,752	4,944	49,375,752
Totals				$(1,793)	$(21,713)	$52,169,152	$18,268

(1)	Restricted security.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$114,248,311	$ —	$114,248,311
Commercial Mortgage-Backed Securities	—	52,911,236	—	52,911,236
Corporate Bonds	—	565,355,349	—	565,355,349
High Social Impact Investments	—	1,664,402	—	1,664,402
Preferred Stocks	15,151,596	—	—	15,151,596
Senior Floating-Rate Loans	—	7,752,519	—	7,752,519
Sovereign Government Bonds	—	120,258,886	—	120,258,886

Calvert
Green Bond Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Asset Description	Level 1	Level 2	Level 3	Total
Taxable Municipal Obligations	$ —	$26,769,810	$ —	$26,769,810
U.S. Government Agencies and Instrumentalities	—	10,738,303	—	10,738,303
U.S. Government Agency Mortgage-Backed Securities	—	3,956,042	—	3,956,042
Short-Term Investments:
Affiliated Fund	—	49,375,752	—	49,375,752
Securities Lending Collateral	10,374,056	—	—	10,374,056
Total Investments	$25,525,652	$953,030,610	$ —	$978,556,262
Futures Contracts	$265,641	$ —	$ —	$265,641
Total	$25,791,293	$953,030,610	$ —	$978,821,903
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(1,713,089)	$ —	$(1,713,089)
Futures Contracts	(2,127,427)	—	—	(2,127,427)
Total	$(2,127,427)	$(1,713,089)	$ —	$(3,840,516)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.